Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Valuation allowance:
Balance at beginning of the year	$ 1,310,463	$ 468,938
Additions	526,157	790,396
Loss utilized
Exchange difference	20,680	51,129
Balance at end of the year	$ 1,857,300	$ 1,310,463